Business Combinations (Tables)	12 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Preliminary Purchase Price Allocation
Based on the final purchase price allocation, the fair value of the identifiable net assets acquired of $33,538 exceeded the purchase price of $4,000, resulting in a gain on bargain purchase of $29,538. The measurement period adjustments were recorded as an adjustment to the gain on bargain purchase. The purchase price of $4,000 was allocated as follows:

(In thousands)	Amounts Recognized as of Acquisition Date (as previously reported)	Measurement Period Adjustments	Amounts Recognized as of Acquisition Date (as adjusted)
Assets
Current assets	$2,298	101	2,399
Property, plant and equipment	46,500	(233)	46,267
Total assets acquired	$48,798	(132)	48,666

Liabilities
Accounts payable	$317	106	423
Accrued expenses	478	(272)	206
Deferred tax liabilities	11,760	1,586	13,346
Other long-term liabilities	10,000	(8,847)	1,153
Total liabilities assumed	$22,555	(7,427)	15,128
Net assets acquired	26,243	7,295	33,538
Consideration paid	4,000	—	4,000
Gain on bargain purchase	$22,243	7,295	29,538